Basis of preparation and principal accounting policies - Statement of financial position data (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Basis of preparation and principal accounting policies
Other assets	$ 31,908	$ 13,218	$ 16,280
Capital provision assets	2,562,677	2,432,829	1,871,035	$ 1,871,035
Total assets	3,114,802	3,039,439	2,548,949
Other liabilities	104,363	82,742	31,046
Third-party interests in consolidated entities	635,057	623,175	366,926
Total liabilities	1,453,222	1,537,759	1,185,795
Net assets	1,661,580	1,501,680	1,363,154
Reserves attributable to owners	1,049,361		753,200
Total shareholders’ equity	$ 1,661,580	$ 1,502,000	$ 1,363,154